Summary of Significant Accounting Policies - Summary of Total Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 3,914	$ 2,939
Advances	3,638	877
Income tax recievable	1,365
Other assets	308
Total other current assets	$ 9,225	$ 3,816